OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of prepayments and other assets [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS
Other current assets are comprised of the following for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Income taxes receivable and prepaid	4,279	2,647
Sales and other taxes receivable and credits	2,717	1,257
Prepaid expenses	6,697	5,260
Supplier rebates receivable	1,858	1,908
Other	637	249
	16,188	11,321